COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Summary of purchase commitments related to the Kittila Mine for oxygen and electricity supplies

  The Company had the following purchase commitments as at December 31, 2012:

Years ended December 31,:	Purchase Commitments

2013	$12,258

2014	12,428

2015	7,080

2016	5,071

2017	4,466

Thereafter	22,274

Total	$63,577